DWS California Tax-Free Income Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS California Tax-Free Income Fund	Nov. 21, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.23%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.81%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	1.00%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.56%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.56%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.56%